Stock Options and Warrants - Fair Value of Stock Option Award (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Significant assumptions (weighted-average)
Risk-free interest rate at grant date	0.00%	0.88%	0.95%	0.94%	0.94%	1.81%
Expected stock price volatility	0.00%	124.93%	118.34%	123.63%	121.90%	81.00%
Expected dividend payout	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected option life-years based on management's estimate	0 years	5 years 7 months 6 days	6 years 1 month 6 days	5 years 8 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days	5 years